AS FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION ON November 15, 2017

File No. 333-178600
File No. 811-22648

U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	(X)
PRE-EFFECTIVE AMENDMENT NO. ( )
POST-EFFECTIVE AMENDMENT NO. 21 (X)

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	(X)

AMENDMENT NO. 24 (X)

ASPIRIANT TRUST
(Exact Name of Registrant as Specified in Charter)

11100 Santa Monica Boulevard
Suite 600
Los Angeles, California 90025
(Address of Principal Executive Offices, Zip Code)

(310) 806-4000
(Registrant’s Telephone Number, including Area Code )

Robert J. Francais
Aspirant Trust
11100 Santa Monica Boulevard
Suite 600
Los Angeles, California 90025
(Name and Address of Agent for Service)

Copy to:
W. John McGuire
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue NW
Washington, DC 20004

It is proposed that this filing will become effective (check appropriate box):

[ ]	Immediately upon filing pursuant to paragraph (b)
[X]	On December 1, 2017 pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	On (date) pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	On (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate check the following box:
[X]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

The sole purpose of filing this Post-Effective Amendment No. 21 to the Registration Statement on Form N-1A of Aspiriant Trust is to delay the effectiveness of Post-Effective Amendment No. 19 until December 1, 2017 pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933. Parts A, B and C of Post-Effective Amendment No. 19, which was filed on August 15, 2017 (Accession No. 0001398344-17-010343), are incorporated herein by reference.

This Post-Effective Amendment No. 21 relates solely to the Aspiriant Risk-Managed Taxable Bond Fund, a series of Aspiriant Trust, and does not affect the currently effective prospectuses and statements of additional information for series of the Trust not included herein.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Los Angeles, State of California on this 15th day of November 2017.

Aspiriant Trust

Robert J. Francais*
Robert J. Francais
President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date

Robert J. Francais*	President	November 15, 2017
Robert J. Francais

Douglas S. Hendrickson*	Treasurer	November 15, 2017
Douglas S. Hendrickson

Michael D. LeRoy*	Trustee	November 15, 2017
Michael D. LeRoy

Robert D. Taylor*	Trustee	November 15, 2017
Robert D. Taylor

Robert Wagman*	Trustee	November 15, 2017
Robert Wagman

*	/s/ Benjamin D. Schmidt
Benjamin D. Schmidt
Attorney-in-fact pursuant to power of attorney